Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	May 2013
Distribution Date	06/17/13
Transaction Month	5
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 15, 2012
Closing Date:	January 30, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:	$1,532,687,217.90

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%	February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%	December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%	July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%	September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%	September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%	June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$129,185,989.37	0.3744521	$86,938,734.00	0.2519963	$42,247,255.37
Class A-2 Notes	$486,000,000.00	1.0000000	$486,000,000.00	1.0000000	$-
Class A-3 Notes	$422,000,000.00	1.0000000	$422,000,000.00	1.0000000	$-
Class A-4 Notes	$163,200,000.00	1.0000000	$163,200,000.00	1.0000000	$-
Class B Notes	$28,350,000.00	1.0000000	$28,350,000.00	1.0000000	$-
Class C Notes	$43,680,000.00	1.0000000	$43,680,000.00	1.0000000	$-
Total Securities	$1,272,415,989.37	0.8549861	$1,230,168,734.00	0.8265985	$42,247,255.37

Weighted Avg. Coupon (WAC)	3.90%		3.90%
Weighted Avg. Remaining Maturity (WARM)	54.12		53.18
Pool Receivables Balance	$1,344,488,792.19		$1,299,651,631.64
Remaining Number of Receivables	74,273		73,148

Adjusted Pool Balance	$1,325,433,322.27		$1,281,425,764.58

III. COLLECTIONS

Principal:
Principal Collections	$43,515,835.86
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$548,035.95
Total Principal Collections	$44,063,871.81

Interest:
Interest Collections	$4,377,051.62
Late Fees & Other Charges	$53,971.92
Interest on Repurchase Principal	$-
Total Interest Collections	$4,431,023.54

Collection Account Interest	$338.25
Reserve Account Interest	$31.50
Servicer Advances	$-

Total Collections	$48,495,265.10

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	May 2013
Distribution Date	06/17/13
Transaction Month	5
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$48,495,265.10
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$48,495,265.10

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,120,407.33		$1,120,407.33	$1,120,407.33
Collection Account Interest					$338.25
Late Fees & Other Charges					$53,971.92
Total due to Servicer					$1,174,717.50

2. Class A Noteholders Interest:
Class A-1 Notes		$23,684.10		$23,684.10
Class A-2 Notes		$162,000.00		$162,000.00
Class A-3 Notes		$196,933.33		$196,933.33
Class A-4 Notes		$102,000.00		$102,000.00

Total Class A interest:		$484,617.43		$484,617.43	$484,617.43

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$26,696.25		$26,696.25	$26,696.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$49,140.00		$49,140.00	$49,140.00

Available Funds Remaining:					$46,760,093.92

7. Regular Principal Distribution Amount:					$42,247,255.37

	Distributable Amount	Paid Amount
Class A-1 Notes		$42,247,255.37
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$42,247,255.37	$42,247,255.37
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Total Noteholders Principal	$42,247,255.37	$42,247,255.37

8. Required Deposit to Reserve Account			0.00

9. Trustee Expenses			0.00

10. Remaining Available Collections Released to Certificateholder			4,512,838.55

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$19,055,469.92
Beginning Period Amount	$19,055,469.92
Current Period Amortization	$829,602.87
Ending Period Required Amount	$18,225,867.06
Ending Period Amount	$18,225,867.06
Next Distribution Date Amount	$17,415,953.97

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,831,718.04
Ending Period Amount	$3,831,718.04

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	May 2013
Distribution Date	06/17/13
Transaction Month	5
30/360 Days	30
Actual/360 Days	33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$53,017,332.89	$51,257,030.58	$51,257,030.58
Overcollateralization as a % of Original Adjusted Pool	3.46%	3.34%	3.34%
Overcollateralization as a % of Current Adjusted Pool	4.00%	4.00%	4.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.20%	72,562	99.08%	$1,287,673,128.53
30 - 60 Days	0.64%	467	0.73%	$9,532,491.72
61 - 90 Days	0.14%	99	0.16%	$2,031,145.37
91 + Days	0.03%	20	0.03%	$414,866.02
		73,148		$1,299,651,631.64
Total
Delinquent Receivables 61 + days past due	0.16%	119	0.19%	$2,446,011.39
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.13%	98	0.16%	$2,087,385.02
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.10%	72	0.11%	$1,565,299.84
Three-Month Average Delinquency Ratio	0.13%		0.15%

Repossession in Current Period		39		$803,711.62
Repossession Inventory		63		$651,320.92

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,321,324.69
Recoveries				$(548,035.95)
Net Charge-offs for Current Period				$773,288.74

Beginning Pool Balance for Current Period				$1,344,488,792.19

Net Loss Ratio				0.69%
Net Loss Ratio for 1st Preceding Collection Period				0.34%
Net Loss Ratio for 2nd Preceding Collection Period				0.26%
Three-Month Average Net Loss Ratio for Current Period				0.43%

Cumulative Net Losses for All Periods				$1,764,303.47
Cumulative Net Losses as a % of Initial Pool Balance				0.11%

Principal Balance of Extensions				$4,510,076.57
Number of Extensions				201

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